Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Total equity attributable to owners of the Company	Share capital	Share premium	Treasury shares	Retained earnings	Total other components of equity	Exchange differences on translation of foreign operations	Changes in fair value of financial assets measured at fair value through other comprehensive income	Cash flow hedges	Hedging cost	Remeasurements of defined benefit pension plans	Non- controlling interests
Equity, as of beginning of period (Previously stated) at Mar. 31, 2022	¥ 5,683,523	¥ 5,683,019	¥ 1,676,263	¥ 1,708,873	¥ (116,007)	¥ 1,479,716	¥ 934,173	¥ 984,141	¥ 22,068	¥ (65,901)	¥ (6,135)	¥ 0	¥ 504
Equity, as of beginning of period (Effect of hyperinflation) at Mar. 31, 2022	2,161	2,161				(1,960)	4,121	4,121
Equity, as of beginning of period at Mar. 31, 2022	5,685,684	5,685,180	1,676,263	1,708,873	(116,007)	1,477,756	938,294	988,263	22,068	(65,901)	(6,135)	0	504
Changes in equity [abstract]
Net profit for the year	317,038	317,017				317,017	0						21
Other comprehensive income (loss)	594,535	594,512					594,512	617,866	(2,663)	(21,451)	(16,993)	17,752	24
Total comprehensive income (loss) for the year	911,574	911,529				317,017	594,512	617,866	(2,663)	(21,451)	(16,993)	17,752	45
Issuance of new shares	164	164	82	82			0
Acquisition of treasury shares	(27,065)	(27,065)		(5)	(27,060)		0
Disposal of treasury shares	1	1		0	0		0
Dividends	(278,313)	(278,313)				(278,313)	0
Transfers from other components of equity	0	0				24,687	(24,687)		(6,935)			(17,752)
Share-based compensation	62,670	62,670		62,670			0
Exercise of share-based awards	(42)	(42)		(42,791)	42,749		0
Total transactions with owners	(242,586)	(242,586)	82	19,956	15,689	(253,626)	(24,687)	0	(6,935)	0	0	(17,752)	0
Equity, as of end of period at Mar. 31, 2023	6,354,672	6,354,122	1,676,345	1,728,830	(100,317)	1,541,146	1,508,119	1,606,128	12,470	(87,352)	(23,127)	0	549
Changes in equity [abstract]
Net profit for the year	144,197	144,067				144,067	0						130
Other comprehensive income (loss)	995,009	994,966					994,966	967,279	2,036	23,456	7,197	(5,002)	44
Total comprehensive income (loss) for the year	1,139,206	1,139,033				144,067	994,966	967,279	2,036	23,456	7,197	(5,002)	173
Issuance of new shares	502	502	251	251			0
Acquisition of treasury shares	(2,367)	(2,367)			(2,367)		0
Disposal of treasury shares	1	1		0	0		0
Dividends	(287,785)	(287,785)				(287,785)	0
Changes in ownership	18	0					0						18
Transfers from other components of equity	0	0				(6,226)	6,226		1,224			5,002
Share-based compensation	69,836	69,836		69,836			0
Exercise of share-based awards	(77)	(77)		(51,503)	51,426		0
Total transactions with owners	(219,873)	(219,892)	251	18,584	49,059	(294,011)	6,226	0	1,224	0	0	5,002	18
Equity, as of end of period at Mar. 31, 2024	7,274,005	7,273,264	1,676,596	1,747,414	(51,259)	1,391,203	2,509,310	2,573,407	15,729	(63,896)	(15,930)	0	741
Changes in equity [abstract]
Net profit for the year	108,143	107,928				107,928	0						215
Other comprehensive income (loss)	(165,841)	(165,780)					(165,780)	(153,429)	(12,311)	(956)	7,963	(7,046)	(61)
Total comprehensive income (loss) for the year	(57,698)	(57,852)				107,928	(165,780)	(153,429)	(12,311)	(956)	7,963	(7,046)	154
Issuance of new shares	36,178	36,178	18,089	18,089			0
Acquisition of treasury shares	(51,925)	(51,925)		(20)	(51,905)		0
Disposal of treasury shares	0	0		0	0		0
Dividends	(303,160)	(303,160)				(303,160)	0
Transfers from other components of equity	0	0				(8,385)	8,385		1,339			7,046
Share-based compensation	74,707	74,707		74,707			0
Exercise of share-based awards	(36,129)	(36,129)		(64,476)	28,348		0
Total transactions with owners	(280,328)	(280,328)	18,089	28,300	(23,557)	(311,545)	8,385	0	1,339	0	0	7,046	0
Equity, as of end of period at Mar. 31, 2025	¥ 6,935,979	¥ 6,935,084	¥ 1,694,685	¥ 1,775,713	¥ (74,815)	¥ 1,187,586	¥ 2,351,915	¥ 2,419,978	¥ 4,757	¥ (64,852)	¥ (7,967)	¥ 0	¥ 895